Financial instruments and risk management - Credit risk (Details) - Major customers	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A | Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	27.00%
Customer B | Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	25.00%
Customer C | Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	9.00%
Customer D | Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	11.00%
Customer 1 | Accounts receivable and contract assets
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	20.00%
Customer 2 | Accounts receivable and contract assets
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	23.00%
Customer 3 | Accounts receivable and contract assets
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	7.00%